UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported)	February 14, 2018

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001724202____________________

Steve Bashmakov, (516) 982-3330
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:	Not applicable

______________________________________________________________
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	________________
Central Index Key Number of underwriter (if applicable):	________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I: REPRESENTATIONS AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(i), DRB Capital, LLC has indicated by check mark that there is no activity to report for the calendar quarter ended December 31, 2017.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
DRB Capital, LLC (Securitizer)
Dated: February 14, 2018

By:	/s/ Jason R. Sutherland
Name:	Jason R. Sutherland
Title:	SVP-Capital Markets & Senior Counsel, and as the senior officer in charge of securitization